American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2024

Avantis U.S. Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	116,333	2,554,673
Hub Group, Inc., Class A	68,879	3,556,911
		6,111,584
Automobile Components — 2.1%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	1,114,836
Dana, Inc.	194,685	1,946,850
Gentherm, Inc.(1)	18,942	797,458
Goodyear Tire & Rubber Co.(1)	331,163	3,556,691
LCI Industries	30,022	3,626,958
Lear Corp.	21,807	2,133,597
Motorcar Parts of America, Inc.(1)	2,351	17,139
Patrick Industries, Inc.(2)	14,436	1,940,054
Phinia, Inc.	69,900	3,919,992
Standard Motor Products, Inc.	24,337	800,200
Stoneridge, Inc.(1)	9,121	62,570
Strattec Security Corp.(1)	45	1,868
Visteon Corp.(1)	27,847	2,600,074
		22,518,287
Automobiles — 1.1%
Harley-Davidson, Inc.	175,945	5,917,030
Thor Industries, Inc.	43,178	4,818,665
Winnebago Industries, Inc.	21,557	1,261,947
		11,997,642
Banks — 16.1%
1st Source Corp.	6,292	408,288
ACNB Corp.	3,083	144,469
Amalgamated Financial Corp.	18,262	650,675
Amerant Bancorp, Inc.	13,742	341,764
Ameris Bancorp	29,505	2,073,611
Ames National Corp.	1,518	25,791
Arrow Financial Corp.	5,585	184,193
Associated Banc-Corp.	95,886	2,559,197
Axos Financial, Inc.(1)	59,725	4,948,216
Banc of California, Inc.	149,614	2,577,849
BancFirst Corp.	4,390	554,369
Bancorp, Inc.(1)	62,166	3,632,359
Bank First Corp.	746	79,725
Bank of Hawaii Corp.	23,989	1,894,651
Bank of Marin Bancorp	1,622	41,004
Bank of NT Butterfield & Son Ltd.	53,253	2,019,886
Bank OZK	106,161	5,304,865
BankFinancial Corp.	377	5,044
BankUnited, Inc.	70,382	2,960,971
Banner Corp.	30,990	2,311,544
Bar Harbor Bankshares	3,421	123,122
BayCom Corp.	1,850	53,632
BCB Bancorp, Inc.	3,352	44,481
Berkshire Hills Bancorp, Inc.	25,993	792,267
Bridgewater Bancshares, Inc.(1)	5,299	78,955

Brookline Bancorp, Inc.	56,110	706,425
Burke & Herbert Financial Services Corp.	1,405	97,338
Business First Bancshares, Inc.	15,101	430,379
Byline Bancorp, Inc.	22,089	694,036
C&F Financial Corp.	431	31,019
Cadence Bank	46,737	1,784,886
Camden National Corp.	4,137	194,894
Capital Bancorp, Inc.	2,756	79,814
Capital City Bank Group, Inc.	5,502	216,559
Carter Bankshares, Inc.(1)	7,658	143,051
Cathay General Bancorp	57,380	2,984,334
CB Financial Services, Inc.	235	7,516
Central Pacific Financial Corp.	26,158	834,963
Chemung Financial Corp.	842	44,062
ChoiceOne Financial Services, Inc.(2)	867	32,495
City Holding Co.	6,514	855,418
Civista Bancshares, Inc.	2,482	56,788
CNB Financial Corp.	10,450	291,660
Coastal Financial Corp.(1)	2,600	199,030
Colony Bankcorp, Inc.	416	7,334
Columbia Banking System, Inc.	204,641	6,345,917
Community Trust Bancorp, Inc.	11,650	687,117
Community West Bancshares	2,641	57,891
ConnectOne Bancorp, Inc.	19,906	547,415
CrossFirst Bankshares, Inc.(1)	33,054	572,165
Customers Bancorp, Inc.(1)	32,990	1,862,286
Dime Community Bancshares, Inc.	23,859	856,061
Eagle Bancorp Montana, Inc.	1,752	30,485
Eagle Bancorp, Inc.	18,335	538,316
Enterprise Bancorp, Inc.	1,329	49,160
Enterprise Financial Services Corp.	34,700	2,102,473
Equity Bancshares, Inc., Class A	2,003	96,124
Esquire Financial Holdings, Inc.	5,269	409,349
Evans Bancorp, Inc.(2)	1,322	58,710
Farmers National Banc Corp.	6,519	102,022
FB Financial Corp.	12,245	691,230
Financial Institutions, Inc.	6,259	169,994
First BanCorp	163,616	3,383,579
First Bancorp, Inc.	227	6,485
First Bancorp/Southern Pines NC	4,274	202,160
First Bancshares, Inc.	12,568	466,776
First Bank	4,600	68,034
First Busey Corp.	38,867	1,037,360
First Business Financial Services, Inc.	2,135	107,006
First Commonwealth Financial Corp.	79,216	1,491,637
First Community Bankshares, Inc.	1,549	71,517
First Community Corp.	85	2,211
First Financial Bancorp	14,980	442,359
First Financial Corp.	5,682	277,509
First Foundation, Inc.	4,487	35,672
First Guaranty Bancshares, Inc.	266	3,806
First Internet Bancorp	3,003	125,916
First Interstate BancSystem, Inc., Class A	13,473	471,151
First Merchants Corp.	48,849	2,137,144

First Mid Bancshares, Inc.	15,582	654,600
First of Long Island Corp.	5,675	82,117
First Savings Financial Group, Inc.	1,383	41,573
First United Corp.	279	9,944
First Western Financial, Inc.(1)	900	19,989
Five Star Bancorp	6,383	210,320
Flushing Financial Corp.	12,918	229,165
FNB Corp.	256,580	4,400,347
Franklin Financial Services Corp.	146	4,882
FS Bancorp, Inc.	2,126	101,410
Fulton Financial Corp.	137,796	2,973,638
FVCBankcorp, Inc.(1)	737	10,598
German American Bancorp, Inc.	2,344	105,433
Great Southern Bancorp, Inc.	5,518	353,538
Greene County Bancorp, Inc.	120	3,650
Hancock Whitney Corp.	66,394	3,942,476
Hanmi Financial Corp.	28,748	760,385
HarborOne Bancorp, Inc.	11,000	141,680
Hawthorn Bancshares, Inc.	617	19,991
HBT Financial, Inc.	2,201	52,714
Heartland Financial USA, Inc.	23,385	1,580,124
Heritage Commerce Corp.	29,509	313,386
Heritage Financial Corp.	18,066	477,846
Hilltop Holdings, Inc.	23,313	737,856
Hingham Institution For Savings	254	71,948
Home Bancorp, Inc.	1,338	67,877
HomeStreet, Inc.(1)	8,098	96,204
HomeTrust Bancshares, Inc.	10,318	382,695
Hope Bancorp, Inc.	86,955	1,184,327
Horizon Bancorp, Inc.	19,060	348,607
Independent Bank Corp.	15,766	1,141,301
Independent Bank Corp. (Michigan)	18,903	711,320
Independent Bank Group, Inc.	17,908	1,198,403
International Bancshares Corp.	56,683	4,145,228
Investar Holding Corp.	2,251	53,619
Kearny Financial Corp.	17,555	139,036
Lakeland Financial Corp.	3,035	222,951
Landmark Bancorp, Inc.	214	5,337
LCNB Corp.	1,807	31,695
Live Oak Bancshares, Inc.	9,357	443,522
Mercantile Bank Corp.	13,246	662,962
Meridian Corp.	3,066	51,815
Metrocity Bankshares, Inc.	10,053	345,220
Metropolitan Bank Holding Corp.(1)	9,373	608,683
Mid Penn Bancorp, Inc.	4,603	147,526
Midland States Bancorp, Inc.	13,089	351,440
MidWestOne Financial Group, Inc.	3,723	122,673
MVB Financial Corp.	2,840	61,287
National Bank Holdings Corp., Class A	14,035	670,031
NBT Bancorp, Inc.	20,635	1,034,226
Northeast Bank	7,310	719,670
Northfield Bancorp, Inc.	13,146	175,893
Northrim BanCorp, Inc.	3,172	269,842
Northwest Bancshares, Inc.	83,012	1,218,616

Oak Valley Bancorp	1,226	38,202
OceanFirst Financial Corp.	34,972	723,221
OFG Bancorp	48,648	2,209,592
Old National Bancorp	219,613	5,086,237
Old Second Bancorp, Inc.	37,522	697,909
OP Bancorp	1,343	23,267
Orange County Bancorp, Inc.	441	26,301
Origin Bancorp, Inc.	19,048	654,489
Orrstown Financial Services, Inc.	6,952	274,604
Pacific Premier Bancorp, Inc.	11,431	324,640
Park National Corp.	2,352	447,727
Parke Bancorp, Inc.	2,104	49,675
Pathward Financial, Inc.	32,077	2,690,619
PCB Bancorp	1,436	30,860
Peapack-Gladstone Financial Corp.	6,114	220,960
Peoples Bancorp of North Carolina, Inc.	588	18,822
Peoples Bancorp, Inc.	29,756	1,043,840
Plumas Bancorp	642	32,164
Popular, Inc.	35,223	3,499,757
Preferred Bank	12,454	1,174,786
Premier Financial Corp.	25,370	703,003
Primis Financial Corp.	5,304	66,300
Provident Financial Services, Inc.	60,946	1,287,180
QCR Holdings, Inc.	14,678	1,351,991
RBB Bancorp	7,610	181,575
Red River Bancshares, Inc.	185	11,109
Renasant Corp.	11,520	433,382
Republic Bancorp, Inc., Class A	4,372	333,474
Riverview Bancorp, Inc.	2,994	16,707
S&T Bancorp, Inc.	28,399	1,215,193
Sandy Spring Bancorp, Inc.	35,292	1,329,803
SB Financial Group, Inc.	134	2,909
ServisFirst Bancshares, Inc.	10,756	1,030,210
Shore Bancshares, Inc.	11,102	182,628
Sierra Bancorp	3,475	109,358
Simmons First National Corp., Class A	24,690	603,917
SmartFinancial, Inc.	2,848	103,268
South Plains Financial, Inc.	5,943	231,123
Southern First Bancshares, Inc.(1)	1,448	64,711
Southern Missouri Bancorp, Inc.	6,194	406,636
Southside Bancshares, Inc.	10,296	361,596
Stellar Bancorp, Inc.	15,938	494,237
Stock Yards Bancorp, Inc.	21,643	1,647,465
Synovus Financial Corp.	84,679	4,832,631
Territorial Bancorp, Inc.	886	9,578
Texas Capital Bancshares, Inc.(1)	30,279	2,678,178
Third Coast Bancshares, Inc.(1)	3,404	120,842
Timberland Bancorp, Inc.	1,932	62,577
Tompkins Financial Corp.	1,350	103,019
Towne Bank	37,568	1,376,116
TriCo Bancshares	18,693	903,620
TrustCo Bank Corp.	12,410	462,148
Trustmark Corp.	46,353	1,812,866
UMB Financial Corp.	38,395	4,818,189

Union Bankshares, Inc.	156	5,366
United Community Banks, Inc.	276	9,332
United Security Bancshares	700	6,881
Unity Bancorp, Inc.	2,027	92,026
Univest Financial Corp.	16,933	537,792
Valley National Bancorp	291,484	3,101,390
Veritex Holdings, Inc.	32,715	994,863
WaFd, Inc.	73,005	2,670,523
Washington Trust Bancorp, Inc.	6,990	259,609
West BanCorp, Inc.	3,824	91,279
Westamerica BanCorp	24,895	1,424,741
Western Alliance Bancorp	15,121	1,415,477
Wintrust Financial Corp.	26,648	3,677,691
WSFS Financial Corp.	36,741	2,205,195
Zions Bancorp NA	28,824	1,744,429
		169,773,387
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1,055	1,376,026
Biotechnology — 0.9%
Alkermes PLC(1)	151,728	4,403,147
Catalyst Pharmaceuticals, Inc.(1)	4,779	105,472
Emergent BioSolutions, Inc.(1)	133,507	1,351,091
Protagonist Therapeutics, Inc.(1)	66,905	2,930,439
Puma Biotechnology, Inc.(1)	50,946	172,707
Tyra Biosciences, Inc.(1)	7,694	120,642
XBiotech, Inc.(1)(2)	1,951	14,847
		9,098,345
Broadline Retail — 1.3%
Dillard's, Inc., Class A(2)	2,962	1,312,521
Kohl's Corp.(2)	181,918	2,723,313
Macy's, Inc.	372,256	6,045,438
Nordstrom, Inc.	142,120	3,227,545
		13,308,817
Building Products — 0.8%
Apogee Enterprises, Inc.	33,098	2,787,183
Insteel Industries, Inc.	24,100	710,468
JELD-WEN Holding, Inc.(1)	123,672	1,346,788
Quanex Building Products Corp.	47,295	1,407,499
Tecnoglass, Inc.	10,119	820,145
UFP Industries, Inc.	10,675	1,450,732
		8,522,815
Capital Markets — 0.7%
Diamond Hill Investment Group, Inc.	1,272	210,325
Evercore, Inc., Class A	822	253,094
Janus Henderson Group PLC	10,983	497,310
Oppenheimer Holdings, Inc., Class A	5,870	362,238
Piper Sandler Cos.	96	32,927
Stifel Financial Corp.	16,908	1,957,946
StoneX Group, Inc.(1)	27,015	2,803,077
Virtus Investment Partners, Inc.	3,391	837,475
		6,954,392
Chemicals — 1.8%
AdvanSix, Inc.	24,665	800,873
Ashland, Inc.	9,979	778,961

Cabot Corp.	75,890	8,319,062
Core Molding Technologies, Inc.(1)	5,625	93,037
Hawkins, Inc.	17,124	2,303,349
Intrepid Potash, Inc.(1)	7,584	205,602
Kronos Worldwide, Inc.	4,718	53,361
LSB Industries, Inc.(1)	65,079	574,648
Mativ Holdings, Inc.	71,012	933,808
NewMarket Corp.	458	244,370
Orion SA	63,344	1,166,796
Rayonier Advanced Materials, Inc.(1)	97,517	859,125
Stepan Co.	23,181	1,782,619
Tronox Holdings PLC, Class A	51,691	625,461
Valhi, Inc.(2)	1,270	32,512
		18,773,584
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	112,219	653,115
Acme United Corp.	1,973	87,818
Aris Water Solutions, Inc., Class A	39,439	1,060,909
Civeo Corp.	17,829	416,842
Ennis, Inc.	28,774	613,749
Interface, Inc.	96,229	2,554,880
Steelcase, Inc., Class A	136,459	1,838,103
Virco Mfg. Corp.(2)	25,345	416,165
		7,641,581
Communications Equipment — 0.2%
NETGEAR, Inc.(1)	40,451	995,095
Viasat, Inc.(1)	83,539	779,419
		1,774,514
Construction and Engineering — 2.1%
Ameresco, Inc., Class A(1)	53,366	1,503,320
Argan, Inc.	30,892	4,817,298
Everus Construction Group, Inc.(1)	75,399	4,799,900
Granite Construction, Inc.	50,032	4,971,680
Great Lakes Dredge & Dock Corp.(1)	103,907	1,312,345
IES Holdings, Inc.(1)	900	278,870
Limbach Holdings, Inc.(1)	9,069	902,275
Matrix Service Co.(1)	11,205	148,578
MYR Group, Inc.(1)	3,905	616,600
Northwest Pipe Co.(1)	5,150	288,735
Orion Group Holdings, Inc.(1)	42,175	367,766
Tutor Perini Corp.(1)	73,739	2,004,226
		22,011,593
Construction Materials — 0.2%
Knife River Corp.(1)	17,418	1,802,763
U.S. Lime & Minerals, Inc.	345	52,785
		1,855,548
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	2,510	146,233
Bread Financial Holdings, Inc.	58,327	3,431,378
Consumer Portfolio Services, Inc.(1)	6,386	66,159
EZCORP, Inc., Class A(1)	45,879	587,251
Green Dot Corp., Class A(1)	61,736	634,029
LendingClub Corp.(1)	90,258	1,501,893
Medallion Financial Corp.	1,917	18,058

Navient Corp.	64,213	1,000,439
Nelnet, Inc., Class A	4,308	469,227
OneMain Holdings, Inc.	67,236	3,855,985
PROG Holdings, Inc.	35,361	1,720,666
Regional Management Corp.	2,927	89,361
SLM Corp.	245,998	6,735,425
World Acceptance Corp.(1)	2,120	256,350
		20,512,454
Consumer Staples Distribution & Retail — 2.1%
Andersons, Inc.	53,783	2,567,600
HF Foods Group, Inc.(1)	1,687	6,368
Ingles Markets, Inc., Class A	20,739	1,532,612
Natural Grocers by Vitamin Cottage, Inc.	21,172	996,143
PriceSmart, Inc.	34,185	3,067,762
SpartanNash Co.	49,220	934,196
Sprouts Farmers Market, Inc.(1)	53,383	8,246,606
United Natural Foods, Inc.(1)	117,540	2,918,518
Village Super Market, Inc., Class A	11,795	381,804
Weis Markets, Inc.	24,237	1,765,181
		22,416,790
Distributors — 0.0%
Weyco Group, Inc.	419	14,963
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	27,063	558,039
Graham Holdings Co., Class B	296	275,611
Grand Canyon Education, Inc.(1)	30	4,938
Laureate Education, Inc., Class A(1)	132	2,508
Perdoceo Education Corp.	81,235	2,229,901
Stride, Inc.(1)	14,049	1,501,417
Universal Technical Institute, Inc.(1)	40,104	1,037,490
		5,609,904
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	8,902	176,082
Frontier Communications Parent, Inc.(1)	78,993	2,749,746
Iridium Communications, Inc.	143,859	4,275,489
Shenandoah Telecommunications Co.	5,075	67,650
		7,268,967
Electrical Equipment — 1.2%
Atkore, Inc.	44,587	4,205,000
EnerSys	23,625	2,283,592
LSI Industries, Inc.	10,377	212,106
Powell Industries, Inc.	20,268	5,419,258
Preformed Line Products Co.	1,357	184,579
		12,304,535
Electronic Equipment, Instruments and Components — 3.3%
Avnet, Inc.	118,969	6,508,794
Bel Fuse, Inc., Class A	1,652	159,682
Bel Fuse, Inc., Class B	17,062	1,368,031
Benchmark Electronics, Inc.	59,417	2,881,130
Daktronics, Inc.(1)	71,128	1,095,371
ePlus, Inc.(1)	38,225	3,090,874
Kimball Electronics, Inc.(1)	34,959	685,546
Methode Electronics, Inc.	29,180	318,646
PC Connection, Inc.	14,042	1,019,168

Plexus Corp.(1)	27,604	4,538,098
Sanmina Corp.(1)	52,260	4,149,967
ScanSource, Inc.(1)	34,054	1,716,662
TTM Technologies, Inc.(1)	153,295	3,737,332
Vishay Intertechnology, Inc.	158,422	3,025,860
Vishay Precision Group, Inc.(1)	14,160	325,255
		34,620,416
Energy Equipment and Services — 4.1%
Archrock, Inc.	254,881	6,530,051
Bristow Group, Inc.(1)	25,380	970,024
ChampionX Corp.	44,362	1,373,004
Energy Services of America Corp.	2,506	40,321
Expro Group Holdings NV(1)	39,037	542,224
Forum Energy Technologies, Inc.(1)	1,507	22,982
Geospace Technologies Corp.(1)	6,026	64,719
Helix Energy Solutions Group, Inc.(1)	215,420	2,302,840
Helmerich & Payne, Inc.	123,709	4,284,043
KLX Energy Services Holdings, Inc.(1)	3,329	20,074
Kodiak Gas Services, Inc.	43,217	1,747,695
Liberty Energy, Inc., Class A	232,846	4,284,366
Nabors Industries Ltd.(1)	12,964	951,946
Natural Gas Services Group, Inc.(1)	3,413	94,745
Newpark Resources, Inc.(1)	103,905	868,646
Noble Corp. PLC	50,614	1,694,051
Oceaneering International, Inc.(1)	135,713	4,068,676
Oil States International, Inc.(1)	25,087	137,978
Patterson-UTI Energy, Inc.	499,758	4,197,967
ProFrac Holding Corp., Class A(1)(2)	34,444	312,407
ProPetro Holding Corp.(1)	126,765	1,064,826
Ranger Energy Services, Inc.	15,386	253,869
RPC, Inc.	122,055	786,034
Seadrill Ltd.(1)	25,783	1,047,821
Select Water Solutions, Inc., Class A	147,336	2,176,153
Solaris Energy Infrastructure, Inc., Class A	43,555	1,073,631
TechnipFMC PLC	16,534	518,672
TETRA Technologies, Inc.(1)	79,500	306,075
Transocean Ltd.(1)	355,414	1,563,822
Weatherford International PLC	468	38,516
		43,338,178
Entertainment — 0.1%
Marcus Corp.	40,269	911,690
Playstudios, Inc.(1)	886	1,701
		913,391
Financial Services — 3.9%
Acacia Research Corp.(1)	6,117	27,832
Alerus Financial Corp.	1,683	37,093
Cass Information Systems, Inc.	2,275	102,079
Enact Holdings, Inc.	25,086	883,278
Essent Group Ltd.	61,284	3,540,990
Federal Agricultural Mortgage Corp., Class C	10,677	2,279,219
International Money Express, Inc.(1)	4,055	85,439
Jackson Financial, Inc., Class A	96,742	9,692,581
Merchants Bancorp	22,153	914,476
MGIC Investment Corp.	164,333	4,315,385

Mr. Cooper Group, Inc.(1)	11,954	1,179,501
NMI Holdings, Inc., Class A(1)	79,229	3,168,368
Payoneer Global, Inc.(1)	280,473	3,059,961
PennyMac Financial Services, Inc.	15,883	1,701,546
Radian Group, Inc.	150,653	5,391,871
StoneCo Ltd., A Shares(1)	195,946	1,857,568
Walker & Dunlop, Inc.	24,635	2,714,284
Waterstone Financial, Inc.	5,837	88,080
		41,039,551
Food Products — 1.3%
B&G Foods, Inc.	104,671	699,202
Calavo Growers, Inc.	24,321	673,935
Cal-Maine Foods, Inc.	54,701	5,339,365
Dole PLC	131,487	1,981,509
Fresh Del Monte Produce, Inc.	39,800	1,343,250
John B Sanfilippo & Son, Inc.	6,063	523,540
Lifeway Foods, Inc.(1)	2,129	52,054
Mission Produce, Inc.(1)	44,412	590,680
Pilgrim's Pride Corp.(1)	5	258
Seaboard Corp.	248	648,267
WK Kellogg Co.(2)	80,549	1,675,419
		13,527,479
Gas Utilities — 0.6%
MDU Resources Group, Inc.	301,598	6,044,024
Ground Transportation — 1.9%
ArcBest Corp.	28,905	3,332,168
Covenant Logistics Group, Inc.	10,496	609,608
Heartland Express, Inc.	57,194	730,367
Hertz Global Holdings, Inc.(1)(2)	63,214	311,013
Marten Transport Ltd.	76,616	1,331,586
PAMT Corp.(1)	3,478	65,978
Ryder System, Inc.	43,886	7,409,712
Schneider National, Inc., Class B	50,122	1,684,600
Universal Logistics Holdings, Inc.	9,525	496,348
Werner Enterprises, Inc.	104,229	4,260,882
		20,232,262
Health Care Equipment and Supplies — 0.6%
Bioventus, Inc., Class A(1)	57,062	701,292
FONAR Corp.(1)	475	7,823
Integra LifeSciences Holdings Corp.(1)	17,212	423,071
Kewaunee Scientific Corp.(1)	2,869	119,723
Lantheus Holdings, Inc.(1)	15,984	1,426,892
OraSure Technologies, Inc.(1)	78,307	297,567
QuidelOrtho Corp.(1)	80,085	3,283,485
Utah Medical Products, Inc.	197	12,854
Zimvie, Inc.(1)	38,755	572,024
		6,844,731
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	213,194	1,210,942
Cross Country Healthcare, Inc.(1)	46,771	503,256
Patterson Cos., Inc.	96,645	2,076,901
Premier, Inc., Class A(2)	137,419	3,146,895
		6,937,994
Hotels, Restaurants and Leisure — 1.1%
BJ's Restaurants, Inc.(1)	29,464	1,132,596

Cheesecake Factory, Inc.	83,910	4,249,202
Cracker Barrel Old Country Store, Inc.	41,633	2,313,129
Full House Resorts, Inc.(1)	1,518	7,165
Monarch Casino & Resort, Inc.	17,522	1,472,023
ONE Group Hospitality, Inc.(1)	10,666	37,651
Playa Hotels & Resorts NV(1)	119,990	1,174,702
RCI Hospitality Holdings, Inc.	4,212	220,962
Super Group SGHC Ltd.	121,366	807,084
Target Hospitality Corp.(1)	32,691	270,355
		11,684,869
Household Durables — 3.6%
Bassett Furniture Industries, Inc.	2,036	31,008
Cavco Industries, Inc.(1)	4,117	2,118,196
Century Communities, Inc.	2,486	224,635
Champion Homes, Inc.(1)	17,814	1,847,846
Cricut, Inc., Class A	57,074	296,214
Ethan Allen Interiors, Inc.	28,970	890,248
Flexsteel Industries, Inc.(2)	1,093	64,520
Green Brick Partners, Inc.(1)	16,052	1,147,076
Hamilton Beach Brands Holding Co., Class A	3,933	76,182
Hooker Furnishings Corp.	5,914	110,769
Hovnanian Enterprises, Inc., Class A(1)	6,698	1,316,894
KB Home	84,099	6,958,351
Landsea Homes Corp.(1)	5,484	62,682
La-Z-Boy, Inc.	53,876	2,438,967
Legacy Housing Corp.(1)	580	15,179
Lifetime Brands, Inc.	1,029	6,061
Lovesac Co.(1)	19,036	718,038
M/I Homes, Inc.(1)	35,011	5,777,865
Meritage Homes Corp.	18,209	3,479,194
Taylor Morrison Home Corp.(1)	70,956	5,241,520
Tri Pointe Homes, Inc.(1)	111,276	4,843,844
Universal Electronics, Inc.(1)	3,515	40,704
Worthington Enterprises, Inc.	13,108	536,379
		38,242,372
Household Products — 0.3%
Central Garden & Pet Co.(1)	9,583	380,924
Central Garden & Pet Co., Class A(1)	64,234	2,170,467
Oil-Dri Corp. of America	5,496	379,884
		2,931,275
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)(2)	42,912	189,671
Insurance — 4.0%
Ambac Financial Group, Inc.(1)	40,591	521,188
American Coastal Insurance Corp., Class C(1)	13,401	183,996
Assured Guaranty Ltd.	45,642	4,257,486
Axis Capital Holdings Ltd.	49,411	4,597,199
Brighthouse Financial, Inc.(1)	75,304	3,936,140
CNO Financial Group, Inc.	128,858	5,141,434
Donegal Group, Inc., Class A	966	16,074
Employers Holdings, Inc.	23,834	1,271,782
Enstar Group Ltd.(1)	8,673	2,816,123
F&G Annuities & Life, Inc.	6,614	319,655
Fidelis Insurance Holdings Ltd.	89,599	1,839,468

Genworth Financial, Inc., Class A(1)	284,827	2,221,651
Greenlight Capital Re Ltd., A Shares(1)	8,289	123,755
Hanover Insurance Group, Inc.	7,972	1,315,460
HCI Group, Inc.	8,590	1,046,863
Heritage Insurance Holdings, Inc.(1)	25,847	321,278
Horace Mann Educators Corp.	9,641	403,669
Investors Title Co.	95	27,218
James River Group Holdings Ltd.	23,949	112,321
Mercury General Corp.	20,272	1,600,677
NI Holdings, Inc.(1)	1,243	20,062
Oscar Health, Inc., Class A(1)	106,891	1,852,421
Palomar Holdings, Inc.(1)	17,840	1,932,072
Primerica, Inc.	3,477	1,052,662
ProAssurance Corp.(1)	11,387	190,391
Safety Insurance Group, Inc.	2,470	212,025
Selective Insurance Group, Inc.	8,704	888,591
SiriusPoint Ltd.(1)	112,224	1,730,494
Skyward Specialty Insurance Group, Inc.(1)	12,988	702,781
Universal Insurance Holdings, Inc.	28,561	646,335
White Mountains Insurance Group Ltd.	388	779,876
		42,081,147
Interactive Media and Services — 0.1%
Cargurus, Inc.(1)	157	5,938
Cars.com, Inc.(1)	80,555	1,600,628
		1,606,566
IT Services — 1.0%
Applied Digital Corp.(1)	375,172	3,789,237
CSP, Inc.(2)	1,500	24,375
DXC Technology Co.(1)	272,268	6,126,030
Kyndryl Holdings, Inc.(1)	14,065	488,196
		10,427,838
Leisure Products — 0.9%
Clarus Corp.	19,154	86,959
Escalade, Inc.	413	6,195
Funko, Inc., Class A(1)	34,972	410,921
JAKKS Pacific, Inc.(1)	4,023	117,190
Latham Group, Inc.(1)	28,344	187,921
Malibu Boats, Inc., Class A(1)	22,138	959,682
MasterCraft Boat Holdings, Inc.(1)	20,643	437,632
Polaris, Inc.	66,590	4,594,710
Revelyst, Inc.(1)	81,525	1,540,823
Smith & Wesson Brands, Inc.	58,611	795,937
		9,137,970
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	549
OmniAb, Inc.(1)	2,677	355
		904
Machinery — 2.7%
Astec Industries, Inc.	3,150	121,622
Commercial Vehicle Group, Inc.(1)	23,028	55,498
Graham Corp.(1)	4,095	183,538
Greenbrier Cos., Inc.	51,949	3,532,532
Hyster-Yale, Inc.	14,543	817,898
Kennametal, Inc.	122,076	3,503,581

Luxfer Holdings PLC	41,690	598,668
Manitowoc Co., Inc.(1)	9,644	102,516
Mayville Engineering Co., Inc.(1)	12,678	213,624
Mueller Industries, Inc.	84,646	6,836,857
Mueller Water Products, Inc., Class A	23,906	598,606
NN, Inc.(1)	23,553	93,976
Park-Ohio Holdings Corp.	10,456	336,370
Taylor Devices, Inc.(1)	2,666	128,181
Tennant Co.	7,108	628,134
Terex Corp.	83,339	4,566,144
Titan International, Inc.(1)	57,316	419,553
Trinity Industries, Inc.	126,677	4,775,723
Twin Disc, Inc.	3,300	41,283
Wabash National Corp.	50,019	991,877
		28,546,181
Marine Transportation — 1.0%
Costamare, Inc.	56,751	749,113
Genco Shipping & Trading Ltd.	60,067	953,263
Matson, Inc.	53,677	8,222,243
Pangaea Logistics Solutions Ltd.	24,234	133,287
Safe Bulkers, Inc.	83,690	323,881
Star Bulk Carriers Corp.	21,479	372,016
		10,753,803
Media — 0.9%
AMC Networks, Inc., Class A(1)(2)	38,285	360,645
Cable One, Inc.	6,635	2,788,160
EchoStar Corp., Class A(1)	222,092	5,616,706
PubMatic, Inc., Class A(1)	50	797
Scholastic Corp.	24,323	641,641
WideOpenWest, Inc.(1)	6,077	32,269
		9,440,218
Metals and Mining — 3.0%
Alpha Metallurgical Resources, Inc.	14,113	3,465,729
Arch Resources, Inc.	22,754	3,911,868
Ascent Industries Co.(1)	314	3,404
Caledonia Mining Corp. PLC	4,628	48,779
Century Aluminum Co.(1)	73,925	1,687,708
Cleveland-Cliffs, Inc.(1)	25,055	311,935
Coeur Mining, Inc.(1)	502,278	3,244,716
Commercial Metals Co.	80,029	4,936,989
Kaiser Aluminum Corp.	25,177	2,046,386
Metallus, Inc.(1)	55,075	918,100
Metals Acquisition Ltd., Class A(1)	54,631	693,814
Olympic Steel, Inc.	12,024	508,375
Radius Recycling, Inc., Class A	17,163	340,171
Ramaco Resources, Inc., Class A	35,311	450,215
Ramaco Resources, Inc., Class B	4,011	41,153
Ryerson Holding Corp.	39,706	1,020,444
SunCoke Energy, Inc.	121,158	1,509,629
Tredegar Corp.(1)	15,482	111,006
Universal Stainless & Alloy Products, Inc.(1)	9,749	433,050
Warrior Met Coal, Inc.	87,611	6,160,805
		31,844,276
Oil, Gas and Consumable Fuels — 10.3%
Amplify Energy Corp.(1)	45,937	308,237

Antero Midstream Corp.	138,405	2,210,328
Ardmore Shipping Corp.	67,977	758,623
Berry Corp.	83,635	341,231
California Resources Corp.	128,837	7,621,997
Civitas Resources, Inc.	79,646	4,132,034
CNX Resources Corp.(1)	192,835	7,813,674
Comstock Resources, Inc.(2)	157,010	2,444,646
CONSOL Energy, Inc.	34,896	4,560,907
Crescent Energy Co., Class A	222,362	3,306,523
CVR Energy, Inc.	30,900	597,915
DHT Holdings, Inc.	178,078	1,677,495
Dorian LPG Ltd.	61,503	1,504,978
DT Midstream, Inc.	8,174	867,425
EnLink Midstream LLC(1)	120,991	1,937,066
Epsilon Energy Ltd.	4,859	28,279
FutureFuel Corp.	19,653	102,392
Golar LNG Ltd.	36,189	1,424,761
Gran Tierra Energy, Inc.(1)(2)	58,223	400,574
Granite Ridge Resources, Inc.(2)	81,138	523,340
Green Plains, Inc.(1)	31,541	340,643
Gulfport Energy Corp.(1)	11,656	2,049,125
Hallador Energy Co.(1)	16,621	202,776
HighPeak Energy, Inc.(2)	33,779	509,050
International Seaways, Inc.	72,368	2,822,352
Kimbell Royalty Partners LP	102,655	1,660,958
Kosmos Energy Ltd.(1)	655,787	2,583,801
Magnolia Oil & Gas Corp., Class A	271,093	7,520,120
Matador Resources Co.	47,256	2,835,833
Murphy Oil Corp.	145,603	4,727,729
NACCO Industries, Inc., Class A	2,354	75,822
Nordic American Tankers Ltd.	276,421	740,808
Northern Oil & Gas, Inc.	150,130	6,529,154
Par Pacific Holdings, Inc.(1)	65,719	1,145,482
PBF Energy, Inc., Class A	91,850	2,892,357
Peabody Energy Corp.	170,508	4,066,616
Range Resources Corp.	7,443	266,013
REX American Resources Corp.(1)	19,685	852,557
Riley Exploration Permian, Inc.	20,828	731,063
Ring Energy, Inc.(1)(2)	122,909	188,051
SandRidge Energy, Inc.	37,360	438,233
Scorpio Tankers, Inc.	71,855	3,640,174
SFL Corp. Ltd.	164,989	1,735,684
SM Energy Co.	185,623	8,388,303
Talos Energy, Inc.(1)	197,702	2,224,148
Teekay Corp. Ltd.(1)	94,526	697,602
Teekay Tankers Ltd., Class A	39,331	1,583,073
VAALCO Energy, Inc.	184,385	944,051
Vital Energy, Inc.(1)	47,847	1,570,817
Vitesse Energy, Inc.	31,263	877,865
World Kinect Corp.	62,737	1,816,236
		109,218,921
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	29,886	810,509
Louisiana-Pacific Corp.	1,226	144,913

Mercer International, Inc.	19,331	119,272
Sylvamo Corp.	54,852	5,062,291
		6,136,985
Passenger Airlines — 2.4%
Alaska Air Group, Inc.(1)	182,313	9,589,664
Allegiant Travel Co.	33,481	2,740,085
JetBlue Airways Corp.(1)	423,776	2,529,942
SkyWest, Inc.(1)	77,043	8,839,914
Sun Country Airlines Holdings, Inc.(1)	96,115	1,383,095
		25,082,700
Personal Care Products — 0.1%
Medifast, Inc.(1)	8,509	167,372
Nature's Sunshine Products, Inc.(1)	9,251	150,236
Nu Skin Enterprises, Inc., Class A	41,689	304,330
Olaplex Holdings, Inc.(1)(2)	18,464	35,636
USANA Health Sciences, Inc.(1)	9,646	371,660
		1,029,234
Pharmaceuticals — 0.7%
Harmony Biosciences Holdings, Inc.(1)	60,376	2,093,236
Innoviva, Inc.(1)	91,556	1,738,649
Phibro Animal Health Corp., Class A	31,525	736,739
SIGA Technologies, Inc.	73,359	534,054
Supernus Pharmaceuticals, Inc.(1)	72,427	2,648,655
		7,751,333
Professional Services — 0.6%
Alight, Inc., Class A(1)	333,541	2,668,328
Barrett Business Services, Inc.	5,406	231,971
Clarivate PLC(1)(2)	243,695	1,396,372
Conduent, Inc.(1)	72,441	270,205
Heidrick & Struggles International, Inc.	3,260	150,416
IBEX Holdings Ltd.(1)	3,043	62,382
Kelly Services, Inc., Class A	40,881	598,907
Korn Ferry	8,723	683,360
TrueBlue, Inc.(1)	14,314	107,641
		6,169,582
Real Estate Management and Development — 0.6%
Forestar Group, Inc.(1)	25,474	760,399
Howard Hughes Holdings, Inc.(1)	43,496	3,772,843
Opendoor Technologies, Inc.(1)	822,194	1,923,934
		6,457,176
Semiconductors and Semiconductor Equipment — 0.6%
Alpha & Omega Semiconductor Ltd.(1)	7,892	327,281
Amkor Technology, Inc.	65,326	1,727,219
Penguin Solutions, Inc.(1)	77,206	1,400,517
Photronics, Inc.(1)	85,018	2,117,798
Ultra Clean Holdings, Inc.(1)	10,678	410,356
		5,983,171
Software — 1.8%
InterDigital, Inc.(2)	36,897	7,230,336
MARA Holdings, Inc.(1)(2)	422,988	11,598,331
		18,828,667
Specialty Retail — 4.4%
1-800-Flowers.com, Inc., Class A(1)(2)	32,904	267,510
Abercrombie & Fitch Co., Class A(1)	46,215	6,917,923

Academy Sports & Outdoors, Inc.	100,188	4,934,259
Advance Auto Parts, Inc.	76,840	3,177,334
American Eagle Outfitters, Inc.	237,237	4,564,440
Arhaus, Inc.	49,115	487,712
Buckle, Inc.	39,077	2,035,521
Build-A-Bear Workshop, Inc.	16,214	615,970
Caleres, Inc.	47,972	1,490,490
Designer Brands, Inc., Class A(2)	41,874	207,695
Destination XL Group, Inc.(1)	25,881	62,373
Duluth Holdings, Inc., Class B(1)	5,416	20,743
Foot Locker, Inc.(1)	128,580	3,233,787
Gap, Inc.	146,287	3,547,460
Genesco, Inc.(1)	10,987	369,053
Guess?, Inc.	42,516	699,813
Haverty Furniture Cos., Inc.	11,215	264,786
Lands' End, Inc.(1)	15,354	244,896
ODP Corp.(1)	39,210	1,006,913
Shoe Carnival, Inc.(2)	26,998	911,453
Signet Jewelers Ltd.	65,997	6,612,899
Sportsman's Warehouse Holdings, Inc.(1)	8,155	17,452
Tile Shop Holdings, Inc.(1)	13,719	90,957
Urban Outfitters, Inc.(1)	93,253	4,544,219
		46,325,658
Technology Hardware, Storage and Peripherals — 0.0%
Eastman Kodak Co.(1)	40,018	290,131
Immersion Corp.	34,292	306,570
		596,701
Textiles, Apparel and Luxury Goods — 2.0%
Carter's, Inc.	64,621	3,526,368
Columbia Sportswear Co.	40,749	3,554,943
Figs, Inc., Class A(1)	104,942	544,649
G-III Apparel Group Ltd.(1)	73,245	2,170,249
Lakeland Industries, Inc.	1,832	41,477
Movado Group, Inc.	18,561	377,716
Oxford Industries, Inc.	20,661	1,718,375
PVH Corp.	37,146	4,025,512
Rocky Brands, Inc.	8,769	190,287
Steven Madden Ltd.	3,888	177,215
Superior Group of Cos., Inc.	14,433	244,351
Under Armour, Inc., Class A(1)	304,278	2,954,539
Under Armour, Inc., Class C(1)	204,746	1,795,623
Unifi, Inc.(1)	4,426	24,609
Vera Bradley, Inc.(1)	9,946	58,184
		21,404,097
Trading Companies and Distributors — 4.1%
Air Lease Corp.	160,426	8,165,683
Alta Equipment Group, Inc.	10,806	85,475
BlueLinx Holdings, Inc.(1)	14,196	1,784,437
Boise Cascade Co.	55,925	8,254,530
DNOW, Inc.(1)	167,367	2,518,873
GATX Corp.	54,363	8,924,230
Global Industrial Co.	32	904
H&E Equipment Services, Inc.	53,047	3,169,028
Herc Holdings, Inc.	34,211	7,936,952

Hudson Technologies, Inc.(1)	37,618	223,451
Karat Packaging, Inc.	3,804	117,506
McGrath RentCorp	989	120,510
MRC Global, Inc.(1)	115,422	1,612,445
Rush Enterprises, Inc., Class B	4,172	237,846
Willis Lease Finance Corp.	3,541	772,186
		43,924,056
Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	176,011	6,016,056
U.S. Cellular Corp.(1)	22,773	1,445,175
		7,461,231
TOTAL COMMON STOCKS (Cost $808,060,340)		1,046,600,356
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,454,873	6,454,873
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,864,875	12,864,875
TOTAL SHORT-TERM INVESTMENTS (Cost $19,319,748)		19,319,748
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $827,380,088)		1,065,920,104
OTHER ASSETS AND LIABILITIES — (0.8)%		(8,835,529)
TOTAL NET ASSETS — 100.0%		$1,057,084,575

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	4	December 2024	$488,920	$46,094
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,648,006. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,334,573, which includes securities collateral of $15,469,698.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.